Income tax expense and other taxes - Income tax rate for taxable (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Income Tax Rate [Line Items]
Income tax rate	32.00%	33.00%	37.00%
Year 2020 [Member]
Disclosure of Income Tax Rate [Line Items]
Income tax rate	32.00%
Year 2021 [Member]
Disclosure of Income Tax Rate [Line Items]
Income tax rate	31.00%
Year 2022 And Next [Member]
Disclosure of Income Tax Rate [Line Items]
Income tax rate	30.00%
Financial Entities [Member] | Year 2020 [Member]
Disclosure of Income Tax Rate [Line Items]
Income tax rate	36.00%
Financial Entities [Member] | Year 2021 [Member]
Disclosure of Income Tax Rate [Line Items]
Income tax rate	34.00%
Financial Entities [Member] | Year 2022 And Next [Member]
Disclosure of Income Tax Rate [Line Items]
Income tax rate	33.00%